Acquisitions, divestments and equity-accounted companies	12 Months Ended
Dec. 31, 2021
Acquisitions, divestments and equity-accounted companies [Abstract]
Acquisitions, divestments and equity-accounted companies
—
Note 4
Acquisitions, divestments and equity-accounted companies
Acquisition of controlling interests
($ in millions, except number of acquired businesses)
2021 2020 2019
Purchase price for acquisitions (net of cash acquired)
212 79 —
Aggregate excess of purchase price over fair value of net assets acquired (1)
161 92 92
Number of acquired businesses

2 3 —
(1)

Recorded

as goodwill

(see Note

11).

Includes

adjustments

of $
92

million

in 2019 arising

during the

measurement

period of

acquisitions,
primarily

reflecting

changes in

the valuation

of net working

capital,

deferred

tax liabilities

and intangible

assets acquired.
In the table above, the “Purchase price for acquisitions”

and “Aggregate excess of purchase price over fair
value of net assets acquired” amounts for 2021, relate

primarily to the acquisition of ASTI Mobile Robotics
Group SL (ASTI). In 2020 and 2019, there were no significant acquisitions.
Acquisitions of controlling interests have been accounted for under the acquisition method and have been
included in the Company’s Consolidated Financial

Statements since the date of acquisition.

On August 2, 2021, the Company acquired the shares of ASTI.

ASTI is headquartered in Burgos, Spain, and
is a global autonomous mobile robot (AMR) manufacturer.

The resulting cash outflows for the Company
amounted to $ 186

million (net of cash acquired). The acquisition expands the

Company’s robotics and
automation offering in its Robotics & Discrete Automation

operating segment.
While the Company uses its best estimates and assumptions

as part of the purchase price allocation process
to value assets acquired and liabilities assumed at the

acquisition date, the purchase price allocation for
acquisitions is preliminary for up to 12 months after the acquisition date and is subject to refinement as more
detailed analyses are completed and additional information

about the fair values of the acquired assets and
liabilities becomes available. The purchase price allocation relating to the acquisition in 2018 of GEIS
(General Electric’s global electrification solutions business)

was finalized during the second quarter of 2019
and resulted in $ 92

million of net measurement period adjustments, increasing

goodwill, primarily related to
changes in the valuation of net working capital, deferred

tax liabilities and intangible assets acquired.
In addition, in November 2019, the Company recognized

a gain of $
92

million relating to the receipt of cash
from General Electric for a favorable resolution of an uncertainty with respect to the price paid to acquire
GEIS. This occurred after the end of the measurement

period and as a result, the Company recorded a gain
in “Other income (expense), net”.
Acquisition of noncontrolling interests
In connection with the divestment of its Power Grids business to Hitachi (see Note 3), the Company retained
a 19.9

percent interest in the business. For accounting purposes

the
19.9

percent interest is deemed to have
been both divested and reacquired, with a fair value at the transaction date of $
1,661

million. The fair value
was based on a discounted cash flow model considering the

expected results of the future business
operations of Hitachi Energy and using relevant market

inputs including a risk-adjusted weighted-average
cost of capital. The Company also obtained a right to require Hitachi to purchase this investment (see Note 3)
with a floor price equivalent to a 10

percent discount compared to the price paid by

Hitachi for the initial
80.1

percent. This option was valued at $
118

million using a standard option pricing model with inputs
considering the nature of the investment and the expected period until option exercise. As this option is not
separable from the investment the value has been combined

with the value of the underlying investment and
is accounted for together.

Hitachi also holds a call option which would require the

Company to sell the remaining
19.9

percent interest
in Hitachi Energy at a price consistent with what was paid

by Hitachi to acquire the initial
80.1

percent or at
fair value, if higher. The option

is exercisable with three-months’ notice from April 2023, to be effective from
July 2023.
The Company has concluded that based on its continuing involvement with the Power Grids business,
including membership in its governing board of directors,

it has significant influence over Hitachi Energy.

As a
result, the investment (including the value of the option)

is accounted for using the equity method.
The difference between the initial carrying value

of the Company's investment in Hitachi Energy at fair

value
and its proportionate share of the underlying net assets

created basis differences of $
8,570

million
($ 1,705

million for the Company’s
19.9

percent ownership), which are allocated as follows:
Weighted-average
($ in millions) Allocated amounts useful life
Inventories 169 5 months
Order backlog 727 2 years
Property, plant and equipment
(1)
1,016
Intangible assets
(2)
1,731 9 years
Other contractual rights 251 2 years
Other assets 43
Deferred tax liabilities (942)
Goodwill 6,026
Less: Amount attributed to noncontrolling interest (451)
Basis difference 8,570
(1)
Property,

plant and

equipment

includes

assets subject

to amortization

having an

initial fair

value difference

of $
686

million

and a
weighted-average

useful life

of
14 years .
(2)
Intangible

assets include

brand license

agreement,

technology

and customer

relationships.
For assets subject to depreciation or amortization, the

Company amortizes these basis differences over the
estimated remaining useful lives of the assets that gave rise to this difference, recording the amortization,

net
of related deferred tax benefit, as a reduction of income

from equity-accounted companies. Certain other
assets are recorded as an expense as the benefits from

the assets are realized. At December 31, 2021, the
Company determined that no impairment of its equity-accounted investments existed.
The carrying value of the Company’s investments

in equity-accounted companies and respective

percentage
of ownership is as follows:
Ownership as of Carrying value at December 31,
($ in millions, except ownership share in %) December 31, 2021 2021 2020
Hitachi Energy Ltd 19.9% 1,609 1,710
Others 61 74
Total 1,670 1,784
In 2021, 2020 and 2019,

the Company recorded its share of the earnings of investees

accounted for under
the equity method of accounting in Other income (expense),

net, as follows:
($ in millions) 2021 2020 2019
Income from equity-accounted companies, net of taxes 38 29 8
Basis difference amortization (net of deferred income tax benefit) (138) (95) —
Income (loss) from equity-accounted companies (100) (66) 8
Business divestments
In 2021, the Company received proceeds (net of transactions

costs and cash disposed) of $
2,958

million,
relating to divestments of consolidated businesses and recorded gains of $
2,193

million in “Other income
(expense), net” on the sales of such businesses. These are primarily due to the divestment of the Company’s
Mechanical Power Transmission Division

(Dodge) to RBC Bearings Inc. Certain amounts included

in the net
gain for the sale of the Dodge business are estimated

or otherwise subject to change in value and, as a
result, the Company may record additional adjustments

to the gain in future periods which are not expected
to have a material impact on the Consolidated Financial

Statements.

In 2021, 2020 and 2019 “Income from
continuing operations before taxes”, included net income of $ 115 million, $
96

million and $
111 million,
respectively, from the

Dodge business which, prior to its sale was part of

the Company’s Motion operating
segment.
In 2020, the Company completed the sale of its Power

Grids business (see Note 3 for details) and its solar
inverters business. In 2019, the Company recorded net

gains (including transactions costs) of $
55

million,
primarily due to the divestment of two businesses in China.
Divestment of the solar inverters business
In February 2020, the Company completed the sale of

its solar inverters business for
no

consideration. Under
the agreement, which was reached in July 2019, the Company

was required to transfer $
143

million of cash
to the buyer on the closing date. In addition, payments

totaling EUR
132

million ($
145

million) are required to
be transferred to the buyer from 2020 through 2025. In 2019,

the Company recorded a loss of $
421

million, in
“Other income (expense), net”, representing the excess

of the carrying value, which includes a loss of
$ 99

million arising from the cumulative translation adjustment,

over the estimated fair value of this business.
In 2020, a further loss of $33 million was recorded

in “Other income (expense), net” for changes in fair value
of this business. The loss in 2020 includes the $ 99

million reclassification from other comprehensive income
of the currency translation adjustment related to the business.
The fair value was based on the estimated current market

values using Level 3 inputs, considering the
agreed-upon sale terms with the buyer.

The solar inverters business, which includes the solar

inverter
business acquired as part of the Power-One acquisition in

2013, was part of the Company’s Electrification
operating segment.
As this divestment does not qualify as a discontinued operation,

the results of operations for this business
prior to its disposal are included in the Company’s

continuing operations for all periods presented.
Including the above loss of $ 33

million and $421 million in 2020 and 2019, respectively,

Income from
continuing operations before taxes includes net losses of $ 63 million and $
490

million, from the solar
inverters business.